Condensed Financial Information of Parent Company - Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
REVENUES:
Total revenues	$ 293,466	$ 247,867	$ 869,499	$ 716,813	$ 959,222	$ 756,961
EXPENSES:
Total expenses	334,916	232,807	1,004,105	694,281	964,485	786,445
LOSS BEFORE INCOME TAXES	(45,816)	10,846	(147,452)	9,139	(22,926)	(44,732)
PROVISION FOR INCOME TAXES	0	0	0	0	0	0
NET LOSS OF PARENT COMPANY	$ (45,816)	$ 10,846	(147,452)	9,139	(22,926)	(44,732)
MEMBER'S NET LOSS			$ (147,452)	$ 9,139	(22,926)	(44,732)
Alignment Healthcare, Inc [Member]
REVENUES:
Total revenues					0	0
EXPENSES:
Office and general administrative					2	2
Total expenses					2	2
LOSS BEFORE INCOME TAXES					(2)	(2)
PROVISION FOR INCOME TAXES					0	0
NET LOSS OF PARENT COMPANY					(2)	(2)
SUBSIDIARY'S NET LOSS					(22,924)	(44,730)
MEMBER'S NET LOSS					$ (22,926)	$ (44,732)